Derivative Financial Instruments - Effect of Hedges on Consolidated Statements of Operations (Details) - USD ($) $ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Gains (losses) recognized for hedging relationships
Net investment income	$ 1,731.7		$ 1,586.0		$ 3,285.5		$ 2,852.4		$ 3,633.7
Net realized capital gains (losses)	(71.1)	[1]	(188.8)	[1]	(154.7)	[2]	83.3	[2]	112.1	[2]
Benefits, claims and settlement expenses	3,760.8		3,348.4		7,226.2		5,882.7		6,617.5
Fair Value Hedges | Net investment income
Gains (losses) recognized for hedging relationships
Total gain (loss) recognized for hedging relationships	33.6				62.3
Fair Value Hedges | Net realized capital gains (losses)
Gains (losses) recognized for hedging relationships
Total gain (loss) recognized for hedging relationships	(0.3)
Fair Value Hedges | Benefits, claims and settlement expenses
Gains (losses) recognized for hedging relationships
Total gain (loss) recognized for hedging relationships	(9.8)				(4.3)
Fair Value Hedges | Interest rate contracts | Net investment income
Gains (losses) recognized for hedging relationships
Gain (loss) recognized on hedged item	(16.2)		3.5		45.3		(154.4)		(28.7)
Gain (loss) recognized on derivatives	15.1		(2.0)		(43.9)		151.6		28.6
Amortization of hedged item basis adjustments	1.0		(0.1)		(0.2)		(1.3)		(1.8)
Amounts related to periodic settlements on derivatives	32.2		27.5		60.5		5.2		(10.0)
Total gain (loss) recognized for hedging relationships							1.1		(11.9)
Fair Value Hedges | Interest rate contracts | Benefits, claims and settlement expenses
Gains (losses) recognized for hedging relationships
Gain (loss) recognized on hedged item	(18.3)		(2.6)		0.4
Gain (loss) recognized on derivatives	18.6		2.5		(2.1)
Amounts related to periodic settlements on derivatives	(10.1)		(0.1)		(2.6)
Fair Value Hedges | Foreign exchange contracts | Net investment income
Gains (losses) recognized for hedging relationships
Amounts related to periodic settlements on derivatives	1.5				0.6
Total gain (loss) recognized for hedging relationships			28.9
Fair Value Hedges | Foreign exchange contracts | Net realized capital gains (losses)
Gains (losses) recognized for hedging relationships
Gain (loss) recognized on hedged item	(5.7)		0.6		3.7
Gain (loss) recognized on derivatives	5.4		(0.6)		(3.7)
Fair Value Hedges | Foreign exchange contracts | Benefits, claims and settlement expenses
Gains (losses) recognized for hedging relationships
Total gain (loss) recognized for hedging relationships			(0.2)
Cash Flow Hedges | Net investment income
Gains (losses) recognized for hedging relationships
Total gain (loss) recognized for hedging relationships	14.1		12.7		25.5		23.5		25.0
Cash Flow Hedges | Net realized capital gains (losses)
Gains (losses) recognized for hedging relationships
Total gain (loss) recognized for hedging relationships	0.1		2.9		3.4		19.1		10.2
Cash Flow Hedges | Benefits, claims and settlement expenses
Gains (losses) recognized for hedging relationships
Total gain (loss) recognized for hedging relationships	7.5		6.5		14.1		3.6		(0.5)
Cash Flow Hedges | Interest rate contracts | Gain (loss) reclassified from AOCI on derivatives
Gains (losses) recognized for hedging relationships
Net investment income	1.8		2.1		4.1		9.0		15.4
Benefits, claims and settlement expenses	(0.1)		(0.1)		(0.1)		(0.1)		(0.1)
Cash Flow Hedges | Interest rate contracts | Net realized capital gains (losses)
Gains (losses) recognized for hedging relationships
Gain (loss) reclassified from AOCI into net income as a result that a forecasted transaction is no longer probable of occurring	0.1		1.7		1.9		18.5		1.0
Cash Flow Hedges | Interest rate contracts | Benefits, claims and settlement expenses
Gains (losses) recognized for hedging relationships
Amounts related to periodic settlements on derivatives	7.6		6.6		14.2		3.7		(0.4)
Cash Flow Hedges | Foreign exchange contracts | Gain (loss) reclassified from AOCI on derivatives
Gains (losses) recognized for hedging relationships
Net realized capital gains (losses)			1.2		1.5		0.6		9.2
Cash Flow Hedges | Foreign exchange contracts | Net investment income
Gains (losses) recognized for hedging relationships
Amounts related to periodic settlements on derivatives	$ 12.3		$ 10.6		$ 21.4		$ 14.5		$ 9.6

[1]	Includes realized and unrealized gains (losses). See Note 3, Investments, for further details.
[2]	Includes realized and unrealized gains (losses). See Note 5, Investments, for further details.